Finance receivables, net	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Finance receivables, net	Finance receivables, net
Accounting policy
Finance receivables consist of receivables in relation to sales-type leases. We perform ongoing credit evaluations of our customers’ financial condition. We periodically review whether an allowance for credit losses is needed by considering factors such as historical payment experience, credit quality, the aging of the finance receivables balances, expected lifetime losses and current economic conditions that may affect a customer’s ability to pay.
The following table lists the components of the finance receivables as of December 31, 2025 and 2024:

Year ended December 31 (€, in millions)	2024	2025
Finance receivables, gross	399.8	626.8
Unearned interest	—	—
Finance receivables, net	399.8	626.8
Current portion of finance receivables, gross	82.6	613.5
Current portion of unearned interest	—	—
Non-current portion of finance receivables, net	317.2	13.3
The increase in finance receivables as of December 31, 2025, compared to December 31, 2024, is the result of additional systems shipped with a free-use or evaluation period, partially offset by systems being purchased at the end of their free-use or evaluation period. These sales-type leases mainly support the capacity ramp-up of high-end systems which are part of the early-insertion life cycle of the technology or system type. It is expected that these systems will be purchased at the end of the free-use or evaluation period.
Gross profit recognized at the commencement date of the lease for our sales-type leases amounted to €186.4 million during 2025 (2024: €114.3 million; 2023: €460.9 million).
At December 31, 2025, payments of the finance receivables in the next three years and thereafter are:

(€, in millions)	Amount
2026	613.5
2027	13.3
2028 and thereafter	—
Finance receivables, gross	626.8
In 2025, 2024 and 2023 we did not record any expected credit losses from finance receivables. As of December 31,
2025, the finance receivables were neither past due nor impaired. A finance receivable is considered past due when a scheduled payment has not been received by its contractual due date.